Loans and advances and deposits at amortised cost	12 Months Ended
Dec. 31, 2021
Loans and advances and deposits at amortised cost
Loans and advances and deposits at amortised cost
18Loans and advances and deposits at amortised cost
Accounting for loans and advances and deposits held at amortised cost
Loans and advances to customers and banks, customer accounts, debt securities and most financial liabilities, are held at amortised cost. That is, the initial fair value (which is normally the amount advanced or borrowed) is adjusted for repayments and the amortisation of coupon, fees and expenses to represent the effective interest rate of the asset or liability. Balances deferred on-balance sheet as effective interest rate adjustments are amortised to interest income over the life of the financial instrument to which they relate.
Financial assets that are held in a business model to collect the contractual cash flows and that contain contractual terms that give rise on specified dates to cash flows that are SPPI are measured at amortised cost. The carrying value of these financial assets at initial recognition includes any directly attributable transaction costs. Refer to Note 1 for details of ‘solely payments of principal and interest’.
In determining whether the business model is a ‘hold to collect’ model, the objective of the business model must be to hold the financial asset to collect contractual cash flows rather than holding the financial asset for trading or short-term profit taking purposes. While the objective of the business model must be to hold the financial asset to collect contractual cash flows this does not mean the Barclays Bank Group is required to hold the financial assets until maturity. When determining if the business model objective is to collect contractual cash flows the Barclays Bank Group will consider past sales and expectations about future sales.

Loans and advances and deposits at amortised cost
	Barclays Bank Group
	2021	2020
As at 31 December	£m	£m
Loans and advances at amortised cost to banks	8,750	9,003
Loans and advances at amortised cost to customers	117,014	110,101
Debt securities at amortised cost	19,495	15,163
Total loans and advances at amortised cost	145,259	134,267

Deposits at amortised cost from banks	17,911	17,348
Deposits at amortised cost from customers	244,917	227,348
Total deposits at amortised cost	262,828	244,696